INCOME TAXES (Details) - USD ($)	3 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Reconciliation of Income Tax Expense (Benefit)
U.S. Statutory rate	$ (61,281)	$ (40,026)
Tax rate difference between China and U.S.	(40,854)	(26,684)
Change in valuation allowance	102,135	$ 66,709
Effective income rate